SCHEDULE OF INTEREST BEARING BANK BORROWINGS (Details) - HKD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Total	$ 18,758,917	$ 13,838,403
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total	8,584,558	7,978,822
Later than one year [member]
IfrsStatementLineItems [Line Items]
Total	$ 10,174,359	$ 5,859,581